BALANCE SHEETS - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash	$ 35,000		$ 56,000			$ 434,000
Due from Sponsor						126,000
Prepaid expenses and other current assets	206,000		156,000			22,000
Total current assets	5,998,000		5,282,000			2,241,000
TOTAL ASSETS	6,125,000		5,409,000			2,242,000
Current liabilities
Total liabilities	25,793,000		24,749,000			18,036,000
Commitments and Contingencies (Note 4)
Stockholders' Deficit
Additional paid-in capital	4,611,000		4,611,000			4,611,000
Accumulated deficit	(28,993,000)		(28,665,000)			(25,119,000)
Total liabilities and stockholder's deficit	6,125,000		5,409,000			2,242,000
Iris
Current assets
Cash	62,242	[1]	65,343	[1],[2]		156,425	[2]
Restricted cash - held in Trust Account	$ 702,359		739,195
Due from Sponsor			$ 1,256			$ 1,256
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party		Related party			Related party
Franchise tax receivable			$ 5,200			$ 53,200
Prepaid expenses and other current assets	$ 6,045		1,664
Total current assets	770,646		812,658			210,881
Cash and Investments held in Trust Account	1,345,389		2,016,274			4,291,332
TOTAL ASSETS	2,116,035		2,828,932			4,502,213
Current liabilities
Accounts payable and accrued expenses	2,890,203		2,613,095			2,326,918
Other liabilities current	$ 75,000		$ 75,000			$ 75,000
Other Liability, Current, Related Party [Extensible Enumeration]	Related party		Related party			Related party
Class A common stock pending redemption (64,453 shares)	$ 702,359		$ 739,195
Income taxes payable	4,529		2,913			$ 379,965
Excise tax payable	179,899		129,008			103,587
Derivative liability						2,202
Total current liabilities	9,549,210		8,681,431			5,158,553
Deferred underwriting fee payable	9,660,000		9,660,000			9,660,000
Warrant liability	379,315		357,400			376,444
Total liabilities	19,588,525		18,698,831			15,194,997
Commitments and Contingencies (Note 4)
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Extension deposits due from Sponsor	(192,083)		(160,677)			0
Additional paid-in capital	45,616		51,795			140,000
Accumulated deficit	(18,416,581)		(17,518,175)			(14,883,124)
Total stockholder's deficit	(18,562,358)		(17,626,367)		$ (15,405,042)	(14,742,434)		$ (13,833,415)
Total liabilities and stockholder's deficit	2,116,035		2,828,932			4,502,213
Related party
Current liabilities
Other liabilities current	177,000		195,000			195,000
Related party | Iris
Current liabilities
Promissory note	$ 1,453,720		$ 1,453,720			$ 1,452,381
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Related party		Related party			Related party
Liminatus | Iris
Current liabilities
Promissory note	$ 4,243,500		$ 3,668,500			$ 818,500
Class A shares | Iris
Stockholders' Deficit
Common stock	690		690
Class A common stock subject to possible redemption | Iris
Current assets
Cash and Investments held in Trust Account			2,016,274			4,291,332
Current liabilities
Class A Common Stock Subject to Possible Redemption, $0.0001 par value; 280,000,000 shares authorized; 114,633 shares at $9.51 redemption value shares issued and outstanding as of March 31, 2025 and 174,477 shares at $10.07 redemption value shares issued and outstanding as of December 31, 2024	$ 1,089,868		1,756,468			4,049,650		$ 15,127,621
Class A common stock not subject to possible redemption | Iris
Stockholders' Deficit
Common stock			$ 690			$ 690

[1]	As of March 31, 2025 and December 31, 2024, include $27,347 and $12,347, respectively, of the restricted cash to be used for tax payments only.
[2]	As of December 31, 2024 and December 31, 2023, include $12,347 and $85,084, respectively of the restricted cash to be used for tax payments only.